Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financial Services Portfolio
November 30, 2022
FIN-NPRT3-0123
1.810693.118
Common Stocks - 98.9%
	Shares	Value ($)
Banks - 39.7%
Diversified Banks - 22.3%
Bank of America Corp.	976,900	36,975,665
Citigroup, Inc.	488,400	23,643,444
JPMorgan Chase & Co.	278,900	38,538,402
Piraeus Financial Holdings SA (a)	380,900	567,260
U.S. Bancorp	473,300	21,483,087
Wells Fargo & Co.	1,009,090	48,385,866
		169,593,724
Regional Banks - 17.4%
Associated Banc-Corp.	279,800	6,883,080
Bank OZK (b)	129,400	5,971,810
BankUnited, Inc.	101,600	3,730,752
BOK Financial Corp.	51,700	5,413,507
Cadence Bank	215,430	6,213,001
Comerica, Inc.	73,300	5,258,542
East West Bancorp, Inc.	112,600	7,905,646
First Citizens Bancshares, Inc. (b)	12,200	9,960,812
First Interstate Bancsystem, Inc.	173,521	7,568,986
Heartland Financial U.S.A., Inc.	112,600	5,493,754
Huntington Bancshares, Inc.	812,300	12,574,404
M&T Bank Corp.	105,437	17,926,399
PacWest Bancorp	136,300	3,560,156
Popular, Inc. (b)	93,800	6,849,276
Signature Bank	45,200	6,305,400
Truist Financial Corp.	298,000	13,949,380
Wintrust Financial Corp.	66,900	6,116,667
		131,681,572
TOTAL BANKS		301,275,296
Capital Markets - 17.4%
Asset Management & Custody Banks - 8.8%
Affiliated Managers Group, Inc.	34,900	5,598,658
Bank of New York Mellon Corp.	238,000	10,924,200
Brookfield Asset Management, Inc. Class A	136,115	6,417,822
Carlyle Group LP	295,600	9,213,852
Northern Trust Corp.	53,500	4,981,385
Patria Investments Ltd.	391,600	5,345,340
Phoenix Vega Mezz PLC	380,900	15,705
State Street Corp.	302,300	24,084,241
		66,581,203
Financial Exchanges & Data - 1.1%
Bolsa Mexicana de Valores S.A.B. de CV	2,322,400	4,563,190
Cboe Global Markets, Inc.	30,300	3,843,252
		8,406,442
Investment Banking & Brokerage - 7.5%
Lazard Ltd. Class A (b)	263,892	9,661,086
Morgan Stanley	299,900	27,911,693
Raymond James Financial, Inc.	119,100	13,922,790
Virtu Financial, Inc. Class A	244,200	5,416,356
		56,911,925
TOTAL CAPITAL MARKETS		131,899,570
Consumer Finance - 4.3%
Consumer Finance - 4.3%
Capital One Financial Corp.	171,200	17,674,688
FirstCash Holdings, Inc.	86,311	8,101,150
OneMain Holdings, Inc. (b)	167,100	6,577,056
		32,352,894
Diversified Financial Services - 2.9%
Multi-Sector Holdings - 0.9%
Cannae Holdings, Inc. (a)	273,190	6,329,812
Other Diversified Financial Services - 2.0%
Apollo Global Management, Inc. (b)	219,200	15,210,288
Sunrisemezz Ltd. (a)	54,414	6,768
		15,217,056
TOTAL DIVERSIFIED FINANCIAL SERVICES		21,546,868
Insurance - 25.5%
Insurance Brokers - 5.5%
Arthur J. Gallagher & Co.	98,000	19,512,780
Marsh & McLennan Companies, Inc.	127,900	22,149,722
		41,662,502
Life & Health Insurance - 2.8%
Globe Life, Inc.	122,600	14,707,096
Primerica, Inc.	44,500	6,631,835
		21,338,931
Multi-Line Insurance - 2.4%
Assurant, Inc.	41,300	5,295,486
Hartford Financial Services Group, Inc.	163,200	12,463,584
		17,759,070
Property & Casualty Insurance - 12.2%
American Financial Group, Inc.	50,000	7,111,000
Beazley PLC	969,200	7,652,840
Chubb Ltd.	83,600	18,357,724
Fidelity National Financial, Inc.	230,900	9,319,124
First American Financial Corp.	205,800	11,246,970
Hiscox Ltd.	573,700	6,998,535
Lancashire Holdings Ltd.	784,200	5,673,168
Old Republic International Corp.	222,600	5,453,700
Selective Insurance Group, Inc.	58,600	5,632,632
The Travelers Companies, Inc.	80,300	15,241,743
		92,687,436
Reinsurance - 2.6%
Reinsurance Group of America, Inc.	138,500	19,999,400
TOTAL INSURANCE		193,447,339
IT Services - 3.4%
Data Processing & Outsourced Services - 3.4%
Fidelity National Information Services, Inc.	64,700	4,695,926
Global Payments, Inc.	83,500	8,665,630
MasterCard, Inc. Class A	34,600	12,331,440
		25,692,996
Professional Services - 1.4%
Research & Consulting Services - 1.4%
Dun & Bradstreet Holdings, Inc. (b)	376,400	5,066,344
Equifax, Inc.	29,600	5,842,152
		10,908,496
Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	51,300	3,180,087
Thrifts & Mortgage Finance - 3.9%
Thrifts & Mortgage Finance - 3.9%
Essent Group Ltd.	315,138	12,633,882
NMI Holdings, Inc. (a)	580,243	12,492,632
Walker & Dunlop, Inc.	48,400	4,322,604
		29,449,118
TOTAL COMMON STOCKS (Cost $623,393,345)		749,752,664

Convertible Bonds - 0.5%
	Principal Amount (c)	Value ($)
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $3,972,563)	6,382,000	3,723,897

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	4,267,384	4,268,238
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e)	22,753,600	22,755,875
TOTAL MONEY MARKET FUNDS (Cost $27,024,113)		27,024,113

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $654,390,021)	780,500,674
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(22,135,823)
NET ASSETS - 100.0%	758,364,851

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	3,554,184	156,681,124	155,967,070	37,699	-	-	4,268,238	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	19,553,600	179,293,001	176,090,726	15,178	-	-	22,755,875	0.1%
Total	23,107,784	335,974,125	332,057,796	52,877	-	-	27,024,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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